Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Net book value of trade receivables in the opening balance	€ 5,175	€ 5,295	€ 5,175	€ 4,964
IFRS 9 transition impact	(22)
Net book value of trade receivables - including IFRS 9 transition impact	€ 5,153
Business related variations		1	65	267
Changes in the scope of consolidation		50	90	6
Translation adjustment		28	(12)	(33)
Reclassifications and other items		(53)	(1)	(29)
Reclassification to assets held for sale		0	0	0
Net book value of trade receivables in the closing balance		€ 5,320	€ 5,295	€ 5,175